Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

6.	Leases.

At December 31, 2019, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,294
Commercial property	54,534
89,828
less accumulated depreciation and depletion	14,477
$75,351

The minimum future straight-lined rentals due the Company on noncancelable leases as of December 31, 2019 are as follows: 2020 - $9,658,000; 2021 - $3,839,000; 2022 - $3,008,000; 2023 - $3,000,000; 2024 - $3,001,000; 2025 and subsequent years $16,636,000.